Vanguard Short Duration Bond ETF Expense Example - ETF [Member] - Vanguard Short Duration Bond ETF - ETF Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	$ 48